Dividends (Tables)	6 Months Ended
Jun. 30, 2023
Dividends [Abstract]
Summary of Dividends on Ordinary Capital
The following amounts will be paid in respect of this quarterly interim dividend on the relevant payment date:

Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3700
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4268
Per Unilever PLC American Depositary Receipt:	US$0.4746

Summary of Quarterly Dividend Calendar
The quarterly dividend calendar for the remainder of 2023 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2023 Dividend	25 July 2023	03 August 2023	04 August 2023	31 August 2023
Q3 2023 Dividend	26 October 2023	16 November 2023	17 November 2023	08 December 2023